Goodwill and Intangible Assets - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Acquired Finite-Lived Intangible Assets [Line Items]
Gross amount	$ 182,368	$ 182,372
Accumulated Amortization	(132,312)	(128,693)
Net Amount	$ 50,056	53,679
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	indefinite
Gross amount	$ 50,000	50,000
Net Amount	$ 50,000	50,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 75,000	75,000
Accumulated Amortization	(75,000)	(75,000)
Net Amount	$ 0	0
Purchased technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	5 years
Gross amount	$ 45,423	45,423
Accumulated Amortization	(45,423)	(41,811)
Net Amount	$ 0	3,612
Development costs [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	3 years
Gross amount	$ 9,486	9,486
Accumulated Amortization	(9,486)	(9,486)
Net Amount	$ 0	0
Software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Useful life	4 years
Gross amount	$ 2,459	2,463
Accumulated Amortization	(2,403)	(2,396)
Net Amount	$ 56	$ 67